Post-employment Benefits - Reconciliation (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefit plans
Vested benefit obligations	$ 592,676	$ 645,947
Unvested benefit obligations	611,788	561,581
Defined benefit obligation	1,204,464	1,207,528
Fair value of plan assets	431,982	474,479
Underfunded status of the plan assets	772,482	733,049
Post-employment benefit liability	772,482	733,049	$ 771,468
Pensions
Post-employment benefit plans
Vested benefit obligations	322,385	407,652
Unvested benefit obligations	239,811	271,570
Defined benefit obligation	562,196	679,222
Fair value of plan assets	389,703	436,091
Underfunded status of the plan assets	172,493	243,131
Post-employment benefit liability	172,493	243,131
Seniority Premiums
Post-employment benefit plans
Vested benefit obligations	270,291	238,295
Unvested benefit obligations	371,977	290,011
Defined benefit obligation	642,268	528,306
Fair value of plan assets	42,279	38,388
Underfunded status of the plan assets	599,989	489,918
Post-employment benefit liability	$ 599,989	$ 489,918